Shareholder Report, Holdings (Details)	Jul. 31, 2024
C000136710 | Mozambique International Bonds_9.000
Holdings [Line Items]
Percent of Total Investments	2.70%
C000136710 | Uruguay Government International Bonds_3.875
Holdings [Line Items]
Percent of Total Investments	1.80%
C000136710 | Argentina Republic Government International Bonds_4.125
Holdings [Line Items]
Percent of Total Investments	1.60%
C000136710 | Republic of Cameroon International Bonds_5.950
Holdings [Line Items]
Percent of Total Investments	1.50%
C000136710 | Iraq International Bonds_5.800
Holdings [Line Items]
Percent of Total Investments	1.40%
C000136710 | Ecuador Government International Bonds_5.500
Holdings [Line Items]
Percent of Total Investments	1.40%
C000136710 | Development Bank of Mongolia (Issuer Zambezi BV)_14.000
Holdings [Line Items]
Percent of Total Investments	1.40%
C000136710 | Republic of Uzbekistan International Bonds_16.250
Holdings [Line Items]
Percent of Total Investments	1.40%
C000136710 | Gabon Government International Bonds_6.625
Holdings [Line Items]
Percent of Total Investments	1.30%
C000136710 | Ghana Government International Bonds_8.125
Holdings [Line Items]
Percent of Total Investments	1.20%
C000136710 | Ivory Coast
Holdings [Line Items]
Percent of Total Investments	3.80%
C000136710 | IndustryMining
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000136710 | IndustryTelecommunications
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000136710 | IndustryInsurance
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000136710 | IndustryEngineering & Construction
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000136710 | IndustryHolding Companies - Diversified
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000136710 | IndustryOil & Gas
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000136710 | IndustryDiversified Financial Services
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000136710 | IndustryInvestment Companies
Holdings [Line Items]
Percent of Net Asset Value	5.80%
C000136710 | IndustryBanks
Holdings [Line Items]
Percent of Net Asset Value	7.00%
C000136710 | IndustryForeign Sovereign Obligations
Holdings [Line Items]
Percent of Net Asset Value	79.30%
C000136710 | Kazakhstan
Holdings [Line Items]
Percent of Total Investments	3.90%
C000136710 | Dominican Republic
Holdings [Line Items]
Percent of Total Investments	3.90%
C000136710 | Nigeria
Holdings [Line Items]
Percent of Total Investments	4.00%
C000136710 | Kenya
Holdings [Line Items]
Percent of Total Investments	4.30%
C000136710 | Angola
Holdings [Line Items]
Percent of Total Investments	4.70%
C000136710 | Mozambique
Holdings [Line Items]
Percent of Total Investments	4.80%
C000136710 | Pakistan
Holdings [Line Items]
Percent of Total Investments	4.80%
C000136710 | Zambia
Holdings [Line Items]
Percent of Total Investments	4.90%
C000136710 | United States
Holdings [Line Items]
Percent of Total Investments	6.80%
C000136710 | AssetForeign Sovereign Obligations
Holdings [Line Items]
Percent of Net Asset Value	79.30%
C000136710 | AssetCredit-linked Notes
Holdings [Line Items]
Percent of Net Asset Value	10.10%
C000136710 | AssetCorporate Obligations
Holdings [Line Items]
Percent of Net Asset Value	6.70%
C000136710 | AssetForeign Corporate Obligations
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000136711 | Mozambique International Bonds_9.000
Holdings [Line Items]
Percent of Total Investments	2.70%
C000136711 | Uruguay Government International Bonds_3.875
Holdings [Line Items]
Percent of Total Investments	1.80%
C000136711 | Argentina Republic Government International Bonds_4.125
Holdings [Line Items]
Percent of Total Investments	1.60%
C000136711 | Republic of Cameroon International Bonds_5.950
Holdings [Line Items]
Percent of Total Investments	1.50%
C000136711 | Iraq International Bonds_5.800
Holdings [Line Items]
Percent of Total Investments	1.40%
C000136711 | Ecuador Government International Bonds_5.500
Holdings [Line Items]
Percent of Total Investments	1.40%
C000136711 | Development Bank of Mongolia (Issuer Zambezi BV)_14.000
Holdings [Line Items]
Percent of Total Investments	1.40%
C000136711 | Republic of Uzbekistan International Bonds_16.250
Holdings [Line Items]
Percent of Total Investments	1.40%
C000136711 | Gabon Government International Bonds_6.625
Holdings [Line Items]
Percent of Total Investments	1.30%
C000136711 | Ghana Government International Bonds_8.125
Holdings [Line Items]
Percent of Total Investments	1.20%
C000136711 | Ivory Coast
Holdings [Line Items]
Percent of Total Investments	3.80%
C000136711 | IndustryMining
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000136711 | IndustryTelecommunications
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000136711 | IndustryInsurance
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000136711 | IndustryEngineering & Construction
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000136711 | IndustryHolding Companies - Diversified
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000136711 | IndustryOil & Gas
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000136711 | IndustryDiversified Financial Services
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000136711 | IndustryInvestment Companies
Holdings [Line Items]
Percent of Net Asset Value	5.80%
C000136711 | IndustryBanks
Holdings [Line Items]
Percent of Net Asset Value	7.00%
C000136711 | IndustryForeign Sovereign Obligations
Holdings [Line Items]
Percent of Net Asset Value	79.30%
C000136711 | Kazakhstan
Holdings [Line Items]
Percent of Total Investments	3.90%
C000136711 | Dominican Republic
Holdings [Line Items]
Percent of Total Investments	3.90%
C000136711 | Nigeria
Holdings [Line Items]
Percent of Total Investments	4.00%
C000136711 | Kenya
Holdings [Line Items]
Percent of Total Investments	4.30%
C000136711 | Angola
Holdings [Line Items]
Percent of Total Investments	4.70%
C000136711 | Mozambique
Holdings [Line Items]
Percent of Total Investments	4.80%
C000136711 | Pakistan
Holdings [Line Items]
Percent of Total Investments	4.80%
C000136711 | Zambia
Holdings [Line Items]
Percent of Total Investments	4.90%
C000136711 | United States
Holdings [Line Items]
Percent of Total Investments	6.80%
C000136711 | AssetForeign Sovereign Obligations
Holdings [Line Items]
Percent of Net Asset Value	79.30%
C000136711 | AssetCredit-linked Notes
Holdings [Line Items]
Percent of Net Asset Value	10.10%
C000136711 | AssetCorporate Obligations
Holdings [Line Items]
Percent of Net Asset Value	6.70%
C000136711 | AssetForeign Corporate Obligations
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000136713 | Mozambique International Bonds_9.000
Holdings [Line Items]
Percent of Total Investments	2.70%
C000136713 | Uruguay Government International Bonds_3.875
Holdings [Line Items]
Percent of Total Investments	1.80%
C000136713 | Argentina Republic Government International Bonds_4.125
Holdings [Line Items]
Percent of Total Investments	1.60%
C000136713 | Republic of Cameroon International Bonds_5.950
Holdings [Line Items]
Percent of Total Investments	1.50%
C000136713 | Iraq International Bonds_5.800
Holdings [Line Items]
Percent of Total Investments	1.40%
C000136713 | Ecuador Government International Bonds_5.500
Holdings [Line Items]
Percent of Total Investments	1.40%
C000136713 | Development Bank of Mongolia (Issuer Zambezi BV)_14.000
Holdings [Line Items]
Percent of Total Investments	1.40%
C000136713 | Republic of Uzbekistan International Bonds_16.250
Holdings [Line Items]
Percent of Total Investments	1.40%
C000136713 | Gabon Government International Bonds_6.625
Holdings [Line Items]
Percent of Total Investments	1.30%
C000136713 | Ghana Government International Bonds_8.125
Holdings [Line Items]
Percent of Total Investments	1.20%
C000136713 | Ivory Coast
Holdings [Line Items]
Percent of Total Investments	3.80%
C000136713 | IndustryMining
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000136713 | IndustryTelecommunications
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000136713 | IndustryInsurance
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000136713 | IndustryEngineering & Construction
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000136713 | IndustryHolding Companies - Diversified
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000136713 | IndustryOil & Gas
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000136713 | IndustryDiversified Financial Services
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000136713 | IndustryInvestment Companies
Holdings [Line Items]
Percent of Net Asset Value	5.80%
C000136713 | IndustryBanks
Holdings [Line Items]
Percent of Net Asset Value	7.00%
C000136713 | IndustryForeign Sovereign Obligations
Holdings [Line Items]
Percent of Net Asset Value	79.30%
C000136713 | Kazakhstan
Holdings [Line Items]
Percent of Total Investments	3.90%
C000136713 | Dominican Republic
Holdings [Line Items]
Percent of Total Investments	3.90%
C000136713 | Nigeria
Holdings [Line Items]
Percent of Total Investments	4.00%
C000136713 | Kenya
Holdings [Line Items]
Percent of Total Investments	4.30%
C000136713 | Angola
Holdings [Line Items]
Percent of Total Investments	4.70%
C000136713 | Mozambique
Holdings [Line Items]
Percent of Total Investments	4.80%
C000136713 | Pakistan
Holdings [Line Items]
Percent of Total Investments	4.80%
C000136713 | Zambia
Holdings [Line Items]
Percent of Total Investments	4.90%
C000136713 | United States
Holdings [Line Items]
Percent of Total Investments	6.80%
C000136713 | AssetForeign Sovereign Obligations
Holdings [Line Items]
Percent of Net Asset Value	79.30%
C000136713 | AssetCredit-linked Notes
Holdings [Line Items]
Percent of Net Asset Value	10.10%
C000136713 | AssetCorporate Obligations
Holdings [Line Items]
Percent of Net Asset Value	6.70%
C000136713 | AssetForeign Corporate Obligations
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000136712 | Mozambique International Bonds_9.000
Holdings [Line Items]
Percent of Total Investments	2.70%
C000136712 | Uruguay Government International Bonds_3.875
Holdings [Line Items]
Percent of Total Investments	1.80%
C000136712 | Argentina Republic Government International Bonds_4.125
Holdings [Line Items]
Percent of Total Investments	1.60%
C000136712 | Republic of Cameroon International Bonds_5.950
Holdings [Line Items]
Percent of Total Investments	1.50%
C000136712 | Iraq International Bonds_5.800
Holdings [Line Items]
Percent of Total Investments	1.40%
C000136712 | Ecuador Government International Bonds_5.500
Holdings [Line Items]
Percent of Total Investments	1.40%
C000136712 | Development Bank of Mongolia (Issuer Zambezi BV)_14.000
Holdings [Line Items]
Percent of Total Investments	1.40%
C000136712 | Republic of Uzbekistan International Bonds_16.250
Holdings [Line Items]
Percent of Total Investments	1.40%
C000136712 | Gabon Government International Bonds_6.625
Holdings [Line Items]
Percent of Total Investments	1.30%
C000136712 | Ghana Government International Bonds_8.125
Holdings [Line Items]
Percent of Total Investments	1.20%
C000136712 | Ivory Coast
Holdings [Line Items]
Percent of Total Investments	3.80%
C000136712 | IndustryMining
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000136712 | IndustryTelecommunications
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000136712 | IndustryInsurance
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000136712 | IndustryEngineering & Construction
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000136712 | IndustryHolding Companies - Diversified
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000136712 | IndustryOil & Gas
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000136712 | IndustryDiversified Financial Services
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000136712 | IndustryInvestment Companies
Holdings [Line Items]
Percent of Net Asset Value	5.80%
C000136712 | IndustryBanks
Holdings [Line Items]
Percent of Net Asset Value	7.00%
C000136712 | IndustryForeign Sovereign Obligations
Holdings [Line Items]
Percent of Net Asset Value	79.30%
C000136712 | Kazakhstan
Holdings [Line Items]
Percent of Total Investments	3.90%
C000136712 | Dominican Republic
Holdings [Line Items]
Percent of Total Investments	3.90%
C000136712 | Nigeria
Holdings [Line Items]
Percent of Total Investments	4.00%
C000136712 | Kenya
Holdings [Line Items]
Percent of Total Investments	4.30%
C000136712 | Angola
Holdings [Line Items]
Percent of Total Investments	4.70%
C000136712 | Mozambique
Holdings [Line Items]
Percent of Total Investments	4.80%
C000136712 | Pakistan
Holdings [Line Items]
Percent of Total Investments	4.80%
C000136712 | Zambia
Holdings [Line Items]
Percent of Total Investments	4.90%
C000136712 | United States
Holdings [Line Items]
Percent of Total Investments	6.80%
C000136712 | AssetForeign Sovereign Obligations
Holdings [Line Items]
Percent of Net Asset Value	79.30%
C000136712 | AssetCredit-linked Notes
Holdings [Line Items]
Percent of Net Asset Value	10.10%
C000136712 | AssetCorporate Obligations
Holdings [Line Items]
Percent of Net Asset Value	6.70%
C000136712 | AssetForeign Corporate Obligations
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000136714 | Mozambique International Bonds_9.000
Holdings [Line Items]
Percent of Total Investments	2.70%
C000136714 | Uruguay Government International Bonds_3.875
Holdings [Line Items]
Percent of Total Investments	1.80%
C000136714 | Argentina Republic Government International Bonds_4.125
Holdings [Line Items]
Percent of Total Investments	1.60%
C000136714 | Republic of Cameroon International Bonds_5.950
Holdings [Line Items]
Percent of Total Investments	1.50%
C000136714 | Iraq International Bonds_5.800
Holdings [Line Items]
Percent of Total Investments	1.40%
C000136714 | Ecuador Government International Bonds_5.500
Holdings [Line Items]
Percent of Total Investments	1.40%
C000136714 | Development Bank of Mongolia (Issuer Zambezi BV)_14.000
Holdings [Line Items]
Percent of Total Investments	1.40%
C000136714 | Republic of Uzbekistan International Bonds_16.250
Holdings [Line Items]
Percent of Total Investments	1.40%
C000136714 | Gabon Government International Bonds_6.625
Holdings [Line Items]
Percent of Total Investments	1.30%
C000136714 | Ghana Government International Bonds_8.125
Holdings [Line Items]
Percent of Total Investments	1.20%
C000136714 | Ivory Coast
Holdings [Line Items]
Percent of Total Investments	3.80%
C000136714 | IndustryMining
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000136714 | IndustryTelecommunications
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000136714 | IndustryInsurance
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000136714 | IndustryEngineering & Construction
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000136714 | IndustryHolding Companies - Diversified
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000136714 | IndustryOil & Gas
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000136714 | IndustryDiversified Financial Services
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000136714 | IndustryInvestment Companies
Holdings [Line Items]
Percent of Net Asset Value	5.80%
C000136714 | IndustryBanks
Holdings [Line Items]
Percent of Net Asset Value	7.00%
C000136714 | IndustryForeign Sovereign Obligations
Holdings [Line Items]
Percent of Net Asset Value	79.30%
C000136714 | Kazakhstan
Holdings [Line Items]
Percent of Total Investments	3.90%
C000136714 | Dominican Republic
Holdings [Line Items]
Percent of Total Investments	3.90%
C000136714 | Nigeria
Holdings [Line Items]
Percent of Total Investments	4.00%
C000136714 | Kenya
Holdings [Line Items]
Percent of Total Investments	4.30%
C000136714 | Angola
Holdings [Line Items]
Percent of Total Investments	4.70%
C000136714 | Mozambique
Holdings [Line Items]
Percent of Total Investments	4.80%
C000136714 | Pakistan
Holdings [Line Items]
Percent of Total Investments	4.80%
C000136714 | Zambia
Holdings [Line Items]
Percent of Total Investments	4.90%
C000136714 | United States
Holdings [Line Items]
Percent of Total Investments	6.80%
C000136714 | AssetForeign Sovereign Obligations
Holdings [Line Items]
Percent of Net Asset Value	79.30%
C000136714 | AssetCredit-linked Notes
Holdings [Line Items]
Percent of Net Asset Value	10.10%
C000136714 | AssetCorporate Obligations
Holdings [Line Items]
Percent of Net Asset Value	6.70%
C000136714 | AssetForeign Corporate Obligations
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000221417 | U.S. Treasury Bonds_3.375
Holdings [Line Items]
Percent of Total Investments	5.10%
C000221417 | U.S. Treasury Notes_2.875
Holdings [Line Items]
Percent of Total Investments	4.70%
C000221417 | U.S. Treasury Bonds_1.750
Holdings [Line Items]
Percent of Total Investments	2.70%
C000221417 | U.S. Treasury Notes_2.375
Holdings [Line Items]
Percent of Total Investments	2.40%
C000221417 | U.S. Treasury Notes_3.500
Holdings [Line Items]
Percent of Total Investments	2.10%
C000221417 | U.S. Treasury Bonds_3.875
Holdings [Line Items]
Percent of Total Investments	2.00%
C000221417 | U.S. Treasury Notes_4.125
Holdings [Line Items]
Percent of Total Investments	2.00%
C000221417 | U.S. Treasury Notes_4.500
Holdings [Line Items]
Percent of Total Investments	1.70%
C000221417 | U.S. Treasury Notes_4.375
Holdings [Line Items]
Percent of Total Investments	1.50%
C000221417 | Finance of America Structured Securities Trust_6.500
Holdings [Line Items]
Percent of Total Investments	1.10%
C000221417 | IndustryInsurance
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000221417 | IndustryOil & Gas
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000221417 | IndustryDiversified Financial Services
Holdings [Line Items]
Percent of Net Asset Value	6.50%
C000221417 | IndustryBanks
Holdings [Line Items]
Percent of Net Asset Value	6.90%
C000221417 | IndustryAirlines
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000221417 | IndustryCommercial Services
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000221417 | IndustryMedia
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000221417 | IndustryPipelines
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000221417 | IndustryREITS
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000221417 | IndustryElectric
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000221417 | United States
Holdings [Line Items]
Percent of Total Investments	96.00%
C000221417 | Germany
Holdings [Line Items]
Percent of Total Investments	0.20%
C000221417 | Australia
Holdings [Line Items]
Percent of Total Investments	0.30%
C000221417 | France
Holdings [Line Items]
Percent of Total Investments	0.40%
C000221417 | Ireland
Holdings [Line Items]
Percent of Total Investments	0.70%
C000221417 | United Kingdom
Holdings [Line Items]
Percent of Total Investments	0.80%
C000221417 | Canada
Holdings [Line Items]
Percent of Total Investments	1.60%
C000221417 | AssetCorporate Obligations
Holdings [Line Items]
Percent of Net Asset Value	29.70%
C000221417 | AssetForeign Corporate Obligations
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000221417 | AssetU.s. Treasury Obligations
Holdings [Line Items]
Percent of Net Asset Value	26.30%
C000221417 | AssetU.s. Agency Mortgage-backed Obligations
Holdings [Line Items]
Percent of Net Asset Value	10.00%
C000221417 | AssetCollateralized Mortgage Obligations
Holdings [Line Items]
Percent of Net Asset Value	10.00%
C000221417 | AssetAsset-backed Obligations
Holdings [Line Items]
Percent of Net Asset Value	9.80%
C000221417 | AssetCommercial Mortgage-backed Obligations
Holdings [Line Items]
Percent of Net Asset Value	6.80%
C000221417 | AssetMunicipal Obligations
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000221418 | U.S. Treasury Bonds_3.375
Holdings [Line Items]
Percent of Total Investments	5.10%
C000221418 | U.S. Treasury Notes_2.875
Holdings [Line Items]
Percent of Total Investments	4.70%
C000221418 | U.S. Treasury Bonds_1.750
Holdings [Line Items]
Percent of Total Investments	2.70%
C000221418 | U.S. Treasury Notes_2.375
Holdings [Line Items]
Percent of Total Investments	2.40%
C000221418 | U.S. Treasury Notes_3.500
Holdings [Line Items]
Percent of Total Investments	2.10%
C000221418 | U.S. Treasury Bonds_3.875
Holdings [Line Items]
Percent of Total Investments	2.00%
C000221418 | U.S. Treasury Notes_4.125
Holdings [Line Items]
Percent of Total Investments	2.00%
C000221418 | U.S. Treasury Notes_4.500
Holdings [Line Items]
Percent of Total Investments	1.70%
C000221418 | U.S. Treasury Notes_4.375
Holdings [Line Items]
Percent of Total Investments	1.50%
C000221418 | Finance of America Structured Securities Trust_6.500
Holdings [Line Items]
Percent of Total Investments	1.10%
C000221418 | IndustryInsurance
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000221418 | IndustryOil & Gas
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000221418 | IndustryDiversified Financial Services
Holdings [Line Items]
Percent of Net Asset Value	6.50%
C000221418 | IndustryBanks
Holdings [Line Items]
Percent of Net Asset Value	6.90%
C000221418 | IndustryAirlines
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000221418 | IndustryCommercial Services
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000221418 | IndustryMedia
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000221418 | IndustryPipelines
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000221418 | IndustryREITS
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000221418 | IndustryElectric
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000221418 | United States
Holdings [Line Items]
Percent of Total Investments	96.00%
C000221418 | Germany
Holdings [Line Items]
Percent of Total Investments	0.20%
C000221418 | Australia
Holdings [Line Items]
Percent of Total Investments	0.30%
C000221418 | France
Holdings [Line Items]
Percent of Total Investments	0.40%
C000221418 | Ireland
Holdings [Line Items]
Percent of Total Investments	0.70%
C000221418 | United Kingdom
Holdings [Line Items]
Percent of Total Investments	0.80%
C000221418 | Canada
Holdings [Line Items]
Percent of Total Investments	1.60%
C000221418 | AssetCorporate Obligations
Holdings [Line Items]
Percent of Net Asset Value	29.70%
C000221418 | AssetForeign Corporate Obligations
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000221418 | AssetU.s. Treasury Obligations
Holdings [Line Items]
Percent of Net Asset Value	26.30%
C000221418 | AssetU.s. Agency Mortgage-backed Obligations
Holdings [Line Items]
Percent of Net Asset Value	10.00%
C000221418 | AssetCollateralized Mortgage Obligations
Holdings [Line Items]
Percent of Net Asset Value	10.00%
C000221418 | AssetAsset-backed Obligations
Holdings [Line Items]
Percent of Net Asset Value	9.80%
C000221418 | AssetCommercial Mortgage-backed Obligations
Holdings [Line Items]
Percent of Net Asset Value	6.80%
C000221418 | AssetMunicipal Obligations
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000221415 | U.S. Treasury Bonds_3.375
Holdings [Line Items]
Percent of Total Investments	5.10%
C000221415 | U.S. Treasury Notes_2.875
Holdings [Line Items]
Percent of Total Investments	4.70%
C000221415 | U.S. Treasury Bonds_1.750
Holdings [Line Items]
Percent of Total Investments	2.70%
C000221415 | U.S. Treasury Notes_2.375
Holdings [Line Items]
Percent of Total Investments	2.40%
C000221415 | U.S. Treasury Notes_3.500
Holdings [Line Items]
Percent of Total Investments	2.10%
C000221415 | U.S. Treasury Bonds_3.875
Holdings [Line Items]
Percent of Total Investments	2.00%
C000221415 | U.S. Treasury Notes_4.125
Holdings [Line Items]
Percent of Total Investments	2.00%
C000221415 | U.S. Treasury Notes_4.500
Holdings [Line Items]
Percent of Total Investments	1.70%
C000221415 | U.S. Treasury Notes_4.375
Holdings [Line Items]
Percent of Total Investments	1.50%
C000221415 | Finance of America Structured Securities Trust_6.500
Holdings [Line Items]
Percent of Total Investments	1.10%
C000221415 | IndustryInsurance
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000221415 | IndustryOil & Gas
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000221415 | IndustryDiversified Financial Services
Holdings [Line Items]
Percent of Net Asset Value	6.50%
C000221415 | IndustryBanks
Holdings [Line Items]
Percent of Net Asset Value	6.90%
C000221415 | IndustryAirlines
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000221415 | IndustryCommercial Services
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000221415 | IndustryMedia
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000221415 | IndustryPipelines
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000221415 | IndustryREITS
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000221415 | IndustryElectric
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000221415 | United States
Holdings [Line Items]
Percent of Total Investments	96.00%
C000221415 | Germany
Holdings [Line Items]
Percent of Total Investments	0.20%
C000221415 | Australia
Holdings [Line Items]
Percent of Total Investments	0.30%
C000221415 | France
Holdings [Line Items]
Percent of Total Investments	0.40%
C000221415 | Ireland
Holdings [Line Items]
Percent of Total Investments	0.70%
C000221415 | United Kingdom
Holdings [Line Items]
Percent of Total Investments	0.80%
C000221415 | Canada
Holdings [Line Items]
Percent of Total Investments	1.60%
C000221415 | AssetCorporate Obligations
Holdings [Line Items]
Percent of Net Asset Value	29.70%
C000221415 | AssetForeign Corporate Obligations
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000221415 | AssetU.s. Treasury Obligations
Holdings [Line Items]
Percent of Net Asset Value	26.30%
C000221415 | AssetU.s. Agency Mortgage-backed Obligations
Holdings [Line Items]
Percent of Net Asset Value	10.00%
C000221415 | AssetCollateralized Mortgage Obligations
Holdings [Line Items]
Percent of Net Asset Value	10.00%
C000221415 | AssetAsset-backed Obligations
Holdings [Line Items]
Percent of Net Asset Value	9.80%
C000221415 | AssetCommercial Mortgage-backed Obligations
Holdings [Line Items]
Percent of Net Asset Value	6.80%
C000221415 | AssetMunicipal Obligations
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000221416 | U.S. Treasury Bonds_3.375
Holdings [Line Items]
Percent of Total Investments	5.10%
C000221416 | U.S. Treasury Notes_2.875
Holdings [Line Items]
Percent of Total Investments	4.70%
C000221416 | U.S. Treasury Bonds_1.750
Holdings [Line Items]
Percent of Total Investments	2.70%
C000221416 | U.S. Treasury Notes_2.375
Holdings [Line Items]
Percent of Total Investments	2.40%
C000221416 | U.S. Treasury Notes_3.500
Holdings [Line Items]
Percent of Total Investments	2.10%
C000221416 | U.S. Treasury Bonds_3.875
Holdings [Line Items]
Percent of Total Investments	2.00%
C000221416 | U.S. Treasury Notes_4.125
Holdings [Line Items]
Percent of Total Investments	2.00%
C000221416 | U.S. Treasury Notes_4.500
Holdings [Line Items]
Percent of Total Investments	1.70%
C000221416 | U.S. Treasury Notes_4.375
Holdings [Line Items]
Percent of Total Investments	1.50%
C000221416 | Finance of America Structured Securities Trust_6.500
Holdings [Line Items]
Percent of Total Investments	1.10%
C000221416 | IndustryInsurance
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000221416 | IndustryOil & Gas
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000221416 | IndustryDiversified Financial Services
Holdings [Line Items]
Percent of Net Asset Value	6.50%
C000221416 | IndustryBanks
Holdings [Line Items]
Percent of Net Asset Value	6.90%
C000221416 | IndustryAirlines
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000221416 | IndustryCommercial Services
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000221416 | IndustryMedia
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000221416 | IndustryPipelines
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000221416 | IndustryREITS
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000221416 | IndustryElectric
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000221416 | United States
Holdings [Line Items]
Percent of Total Investments	96.00%
C000221416 | Germany
Holdings [Line Items]
Percent of Total Investments	0.20%
C000221416 | Australia
Holdings [Line Items]
Percent of Total Investments	0.30%
C000221416 | France
Holdings [Line Items]
Percent of Total Investments	0.40%
C000221416 | Ireland
Holdings [Line Items]
Percent of Total Investments	0.70%
C000221416 | United Kingdom
Holdings [Line Items]
Percent of Total Investments	0.80%
C000221416 | Canada
Holdings [Line Items]
Percent of Total Investments	1.60%
C000221416 | AssetCorporate Obligations
Holdings [Line Items]
Percent of Net Asset Value	29.70%
C000221416 | AssetForeign Corporate Obligations
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000221416 | AssetU.s. Treasury Obligations
Holdings [Line Items]
Percent of Net Asset Value	26.30%
C000221416 | AssetU.s. Agency Mortgage-backed Obligations
Holdings [Line Items]
Percent of Net Asset Value	10.00%
C000221416 | AssetCollateralized Mortgage Obligations
Holdings [Line Items]
Percent of Net Asset Value	10.00%
C000221416 | AssetAsset-backed Obligations
Holdings [Line Items]
Percent of Net Asset Value	9.80%
C000221416 | AssetCommercial Mortgage-backed Obligations
Holdings [Line Items]
Percent of Net Asset Value	6.80%
C000221416 | AssetMunicipal Obligations
Holdings [Line Items]
Percent of Net Asset Value	3.40%